Operating Leases	12 Months Ended
Dec. 31, 2020
Leases Operating [Abstract]
Operating Leases
5	OPERATING LEASES

The Group's leases consist of operating leases for administrative office located in different cities in the PRC. Certain leases include rental escalation clauses with fixed rate rent increase over the term of the lease, which is factored into the Group’s determination of lease payments. As of December 31, 2019 and 2020, the Group has no finance lease.

The components of lease expense for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease cost	23,357	45,339	72,020
Lease cost for leases with terms less than one year	3,183	10,451	26,684
Total lease cost	26,540	55,790	98,704

For the years ended December 31, 2018, 2019 and 2020, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

The following is a maturity analysis as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
2020	45,937	-
2021	17,114	81,421
2022	6,708	69,726
2023	790	38,476
2024	-	14,807
2025	-	7,176
Less: imputed interest	(6,115)	(24,090)
Total	64,434	187,516

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2018, 2019 and 2020:

	Year ended December 31,
	2018	2019	2020
Weighted average remaining lease term (years)	2.14	1.88	3.04
Weighted average discount rate (percentage)	4.94	6.29	8.58

Supplemental information related to the Group's operating leases for the years ended December 31, 2018, 2019 and 2020 were as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cash paid for operating leases	29,995	46,990	70,458